Goodwill and Intangibles - Accumulated Amortization and Impairment (Details) - EUR (€) € in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		€ (3,472.2)	€ (3,406.4)
Amortisation, intangible assets other than goodwill	€ (1.5)	(6.5)	(7.8)	€ 0.0
Intangible assets and goodwill	(3,406.4)	(3,470.0)	(3,472.2)
Intangible assets and goodwill	3,406.4	3,472.2	3,406.4
Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		8.0	1.5
Amortisation, intangible assets other than goodwill	1.5	6.5	7.8
Increase (decrease) through net exchange differences, intangible assets and goodwill		(0.7)	(1.3)
Intangible assets and goodwill	1.5	13.8	8.0
Intangible assets and goodwill	(1.5)	(8.0)	(1.5)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		(1,745.6)	(1,676.8)
Intangible assets and goodwill	(1,676.8)	(1,745.6)	(1,745.6)
Intangible assets and goodwill	1,676.8	1,745.6	1,676.8
Goodwill | Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		0.0	0.0
Amortisation, intangible assets other than goodwill		0.0	0.0
Increase (decrease) through net exchange differences, intangible assets and goodwill		0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		(28.4)	(30.6)
Intangible assets and goodwill	(30.6)	(26.2)	(28.4)
Intangible assets and goodwill	30.6	28.4	30.6
Customer relationships | Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		2.6	0.4
Amortisation, intangible assets other than goodwill		2.2	2.2
Increase (decrease) through net exchange differences, intangible assets and goodwill		0.0	0.0
Intangible assets and goodwill	0.4	4.8	2.6
Intangible assets and goodwill	(0.4)	(2.6)	(0.4)
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		(1,688.1)	(1,688.8)
Intangible assets and goodwill	(1,688.8)	(1,687.4)	(1,688.1)
Intangible assets and goodwill	1,688.8	1,688.1	1,688.8
Brands | Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		0.8	0.1
Amortisation, intangible assets other than goodwill		0.7	0.7
Increase (decrease) through net exchange differences, intangible assets and goodwill		0.0	0.0
Intangible assets and goodwill	0.1	1.5	0.8
Intangible assets and goodwill	(0.1)	(0.8)	(0.1)
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		(10.1)	(10.0)
Intangible assets and goodwill	(10.0)	(10.8)	(10.1)
Intangible assets and goodwill	10.0	10.1	10.0
Computer software | Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		4.6	1.0
Amortisation, intangible assets other than goodwill		3.6	4.9
Increase (decrease) through net exchange differences, intangible assets and goodwill		(0.7)	(1.3)
Intangible assets and goodwill	1.0	7.5	4.6
Intangible assets and goodwill	(1.0)	(4.6)	(1.0)
Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		0.0	(0.2)
Intangible assets and goodwill	(0.2)	0.0	0.0
Intangible assets and goodwill	0.2	0.0	0.2
Others | Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		0.0	0.0
Amortisation, intangible assets other than goodwill		0.0	0.0
Increase (decrease) through net exchange differences, intangible assets and goodwill		0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Intangible assets and goodwill	€ 0.0	€ 0.0	€ 0.0